Other Long-Term Assets (Details) - Schedule of other long term assets ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of other long term assets [Abstract]
Restricted cash	₪ 473	$ 147	₪ 477
Leasing deposits			33
Other long-term assets, total	₪ 473	$ 147	₪ 510